Subordinated Liabilities - Undated and dated loan capital (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2018	Dec. 31, 2017
Condensed Balance Sheet Statements, Captions [Line Items]
Opening balance as at 1 January	[1]	£ 24,193
Issuances		(221)		£ (3,041)	[2]	£ (857)	[2]
Redemptions		(3,246)		(1,378)	[2]	(1,143)	[2]
Total subordinated liabilities		35,327		24,193	[1]
Total subordinated liabilities		24,193	[1]	24,193	[1]			£ 35,327	£ 24,193	[1]
Barclays Bank Group [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Opening balance as at 1 January		24,193	[3]	23,871
Issuances		(221)		(3,041)
Redemptions		(3,246)		(1,378)
Other		14,159		(1,341)
Total subordinated liabilities		35,327		24,193	[3]	23,871
Undated subordinated liabilities								4,313	4,192
Dated subordinated liabilities								31,014	20,001
Total subordinated liabilities		£ 24,193	[3]	£ 23,871		£ 23,871		£ 35,327	£ 24,193	[3]

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.

[2]

Following the sale of the UK banking business on 1 April 2018 by the Group, the con tinuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.

[3]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.